Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	$ 77,337	$ 85,980	$ 64,886
United States of America [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	12,169	10,460	7,861
PRC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	27,740	34,448	24,905
United Kingdom [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	9,108	6,736	3,259
Hong Kong [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	6,470	11,593	8,138
Europe [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	13,290	13,421	9,564
Canada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	4,699	5,503	4,680
Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	3,861	3,819	6,479
Injection Molded Plastic Parts [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	15,617	23,345	19,865
Injection Molded Plastic Parts [Member] | United States of America [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	1,006	1,014	1,349
Injection Molded Plastic Parts [Member] | PRC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	13,010	20,430	17,081
Injection Molded Plastic Parts [Member] | United Kingdom [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	2	26	15
Injection Molded Plastic Parts [Member] | Hong Kong [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	1,468	1,666	1,248
Injection Molded Plastic Parts [Member] | Europe [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	131	209	169
Injection Molded Plastic Parts [Member] | Canada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales
Injection Molded Plastic Parts [Member] | Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales			3
Electronic Products [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	61,720	62,635	45,021
Electronic Products [Member] | United States of America [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	11,163	9,446	6,512
Electronic Products [Member] | PRC [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	14,730	14,018	7,824
Electronic Products [Member] | United Kingdom [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	9,106	6,710	3,244
Electronic Products [Member] | Hong Kong [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	5,002	9,927	6,890
Electronic Products [Member] | Europe [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	13,159	13,212	9,395
Electronic Products [Member] | Canada [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	4,699	5,503	4,680
Electronic Products [Member] | Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of disaggregates product sales by business segment by geography [Line Items]
Total net sales	$ 3,861	$ 3,819	$ 6,476